Shareholder Report, Average Annual Return (Details)		6 Months Ended	8 Months Ended	12 Months Ended	33 Months Ended
	Aug. 23, 2021	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000214795
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Zacks Earnings Consistent Portfolio ETF
Without Sales Load [Member] | C000214795
Average Annual Return [Line Items]
Average Annual Return, Percent		11.38%		19.46%	5.03%
Without Sales Load [Member] | C000245117
Average Annual Return [Line Items]
Average Annual Return, Percent		17.45%	22.81%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		15.99%		27.58%	6.30%
Russell 2500 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent		15.04%	19.46%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		16.35%		28.19%	7.78%
Zacks Earnings Consistent Portfolio ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		11.26%		19.16%	5.01%
Zacks Small/Mid Cap ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		17.34%	22.93%
Russell 3000 Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent		15.99%	23.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.35%	24.30%